Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMA Relationship Trust
Entity Central Index Key	0001225290
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000007298
Shareholder Report [Line Items]
Fund Name	SMA Relationship Trust - Series M
Trading Symbol	SRTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS Asset Management (Americas) LLC ("UBS AM")  for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 324,860,692
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$324,860,692
# of Portfolio Holdings	83
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top 5 States (% of Net Assets)

Value	Value
Illinois	6.8%
Maryland	7.5%
Texas	12.4%
Mississippi	13.4%
New York	19.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

State of Minnesota, Series D, 5.000%, due 08/01/27	5.5%
Mississippi Business Finance Corp., Series K, 3.900%, due 11/01/35	4.3
Mississippi Business Finance Corp., Series E, 3.650%, due 12/01/30	3.7
County of Loudoun VA, Series A, 5.000%, due 12/01/29	3.6
New York City Transitional Finance Authority, Series F-1, 5.000%, due 02/01/46	3.5

Material Fund Change [Text Block]